LONG-TERM DEBT (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Carrying Value, Recourse Debt	314.8	351.8	728.5
Carrying Value, Non-Recourse Debt	113.8	113.8	113.8
Fair Value, Recourse Debt Fair Value	262.5	351.8	279.5
Fair Value, Non-Recourse Debt Fair Value	113.8	113.8	124.7